UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07660

Name of Fund: The Massachusetts Health & Education Tax-Exempt Trust (MHE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
     Officer, The Massachusetts Health & Education Tax-Exempt Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2008 - 11/30/2008

Item 1 - Schedule of Investments

The Massachusetts Health & Education Tax-Exempt Trust
Schedule of Investments November 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                         Par
                        Municipal Bonds                                                                 (000)             Value
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 162.6%  Massachusetts State College Building Authority, Project Revenue
                        Bonds, Series A, 5%, 5/01/31 (a)                                             $ 1,000           $   901,450
                        ----------------------------------------------------------------------------------------------------------
                        Massachusetts State College Building Authority, Project Revenue
                        Refunding Bonds, Series B, 5.50%, 5/01/39 (b)                                    825               783,016
                        ----------------------------------------------------------------------------------------------------------
                        Massachusetts State Development Finance Agency, Education Revenue Bonds
                        (Belmont Hill School), 5%, 9/01/11 (c)                                         1,100             1,192,620
                        ----------------------------------------------------------------------------------------------------------
                        Massachusetts State Development Finance Agency, Education Revenue Bonds
                        (Middlesex School Project), 5%, 9/01/33                                          400               350,120
                        ----------------------------------------------------------------------------------------------------------
                        Massachusetts State Development Finance Agency, Education Revenue Bonds
                        (Xaverian Brothers High School), 5.65%, 7/01/29                                  250               198,115
                        ----------------------------------------------------------------------------------------------------------
                        Massachusetts State Development Finance Agency, Educational Facility
                        Revenue Bonds (Academy of the Pacific Rim), Series A, 5.125%,
                        6/01/31 (d)                                                                    1,000               618,820
                        ----------------------------------------------------------------------------------------------------------
                        Massachusetts State Development Finance Agency, First Mortgage Revenue
                        Bonds (Edgecombe Project), Series A, 6.75%, 7/01/21                              855               794,714
                        ----------------------------------------------------------------------------------------------------------
                        Massachusetts State Development Finance Agency, First Mortgage Revenue
                        Bonds (Overlook Communities, Inc.), Series A, 6.125%, 7/01/24                    850               642,566
                        ----------------------------------------------------------------------------------------------------------
                        Massachusetts State Development Finance Agency, First Mortgage Revenue
                        Refunding Bonds (Symmes Life Care, Inc. - Brookhaven at Lexington),
                        Series A, 5%, 3/01/35 (e)                                                      1,250               826,025
                        ----------------------------------------------------------------------------------------------------------
                        Massachusetts State Development Finance Agency, Human Service Provider
                        Revenue Bonds (Seven Hills Foundation & Affiliates), 5%,
                        9/01/35 (e)                                                                      500               375,400
                        ----------------------------------------------------------------------------------------------------------
                        Massachusetts State Development Finance Agency, Resource Recovery Revenue
                        Bonds (Ogden Haverhill Associates), AMT, Series A, 6.70%, 12/01/14               555               523,110
                        ----------------------------------------------------------------------------------------------------------
                        Massachusetts State Development Finance Agency Revenue Bonds (Boston
                        University), Series T-1, 5%, 10/01/39 (a)                                      1,000               826,130
                        ----------------------------------------------------------------------------------------------------------
                        Massachusetts State Development Finance Agency Revenue Bonds (College
                        of Pharmacy and Allied Health Services), Series D, 5%,
                        7/01/27 (f)                                                                      500               469,435
                        ----------------------------------------------------------------------------------------------------------
                        Massachusetts State Development Finance Agency Revenue Bonds (Franklin
                        W. Olin College), Series B, 5.25%, 7/01/33 (b)                                   400               357,888
                        ----------------------------------------------------------------------------------------------------------
                        Massachusetts State Development Finance Agency Revenue Bonds
                        (Massachusetts College of Pharmacy and Health Sciences), 5.75%,
                        7/01/13 (c)                                                                    1,000             1,143,430

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.
AMT     Alternative Minimum Tax (subject to)
PCR     Pollution Control Revenue Bonds
VRDN    Variable Rate Demand Notes

The Massachusetts Health & Education Tax-Exempt Trust
Schedule of Investments November 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                       Par
                        Municipal Bonds                                                               (000)               Value
----------------------------------------------------------------------------------------------------------------------------------
                        Massachusetts State Development Finance Agency Revenue Bonds
                        (Massachusetts Council of Human Service Providers, Inc.),
                        Series C, 6.60%, 8/15/29                                                     $  425            $   308,775
                        ----------------------------------------------------------------------------------------------------------
                        Massachusetts State Development Finance Agency Revenue Bonds
                        (Smith College), 5%, 7/01/35                                                  2,000              1,822,100
                        ----------------------------------------------------------------------------------------------------------
                        Massachusetts State Development Finance Agency Revenue Bonds
                        (Volunteers of America - Ayer Limited Partnership), AMT,
                        Series A, 6.20%, 2/20/46 (g)                                                    495                398,183
                        ----------------------------------------------------------------------------------------------------------
                        Massachusetts State Development Finance Agency Revenue Bonds
                        (WGBH Educational Foundation), Series A, 5.75%, 1/01/42 (a)                   1,100              1,032,141
                        ----------------------------------------------------------------------------------------------------------
                        Massachusetts State Development Finance Agency Revenue Bonds
                        (The Wheeler School), 6.50%, 12/01/29                                           540                474,568
                        ----------------------------------------------------------------------------------------------------------
                        Massachusetts State Development Finance Agency Revenue Bonds
                        (Williston Northampton School Project), 5%, 10/01/25 (b)                        500                424,315
                        ----------------------------------------------------------------------------------------------------------
                        Massachusetts State Development Finance Agency Revenue Bonds
                        (Worcester Polytechnic Institute), 5%, 9/01/27 (h)                            1,985              1,834,596
                        ----------------------------------------------------------------------------------------------------------
                        Massachusetts State Development Finance Agency, Revenue Refunding
                        Bonds (Boston University), Series P, 5.45%, 5/15/59                           1,500              1,311,270
                        ----------------------------------------------------------------------------------------------------------
                        Massachusetts State Development Finance Agency, Revenue Refunding
                        Bonds (Clark University), 5.125%, 10/01/35 (b)                                  500                430,680
                        ----------------------------------------------------------------------------------------------------------
                        Massachusetts State Development Finance Agency, Revenue Refunding
                        Bonds (Western New England College), Series A, 5%, 9/01/33 (f)                1,500              1,285,365
                        ----------------------------------------------------------------------------------------------------------
                        Massachusetts State Development Finance Agency, Revenue Refunding
                        Bonds (Wheelock College), Series C, 5.25%, 10/01/37                           1,000                696,120
                        ----------------------------------------------------------------------------------------------------------
                        Massachusetts State Health and Educational Facilities Authority,
                        Healthcare System Revenue Refunding Bonds (Covenant Health System),
                        6%, 1/01/12 (c)                                                                 255                284,720
                        ----------------------------------------------------------------------------------------------------------
                        Massachusetts State Health and Educational Facilities Authority,
                        Healthcare System Revenue Refunding Bonds (Covenant Health System),
                        6%, 7/01/22                                                                     630                625,918
                        ----------------------------------------------------------------------------------------------------------
                        Massachusetts State Health and Educational Facilities Authority,
                        Healthcare System Revenue Refunding Bonds (Covenant Health System),
                        6%, 7/01/31                                                                     315                285,091
                        ----------------------------------------------------------------------------------------------------------
                        Massachusetts State Health and Educational Facilities Authority
                        Revenue Bonds (Baystate Medical Center), Series F, 5.75%, 7/01/33             1,000                859,440
                        ----------------------------------------------------------------------------------------------------------
                        Massachusetts State Health and Educational Facilities Authority
                        Revenue Bonds (Berkshire Health System), Series E, 6.25%, 10/01/31              350                301,794
                        ----------------------------------------------------------------------------------------------------------
                        Massachusetts State Health and Educational Facilities Authority
                        Revenue Bonds (Berkshire Health System), Series F, 5%, 10/01/19 (f)           1,000                972,620
                        ----------------------------------------------------------------------------------------------------------
                        Massachusetts State Health and Educational Facilities Authority
                        Revenue Bonds (Harvard University), Series FF, 5.125%, 7/15/37                1,350              1,305,652
                        ----------------------------------------------------------------------------------------------------------

The Massachusetts Health & Education Tax-Exempt Trust
Schedule of Investments November 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                       Par
                        Municipal Bonds                                                               (000)               Value
----------------------------------------------------------------------------------------------------------------------------------
                        Massachusetts State Health and Educational Facilities Authority Revenue
                        Bonds (Lahey Clinic Medical Center), Series D, 5.25%, 8/15/37                $1,000            $   797,990
                        ----------------------------------------------------------------------------------------------------------
                        Massachusetts State Health and Educational Facilities Authority Revenue
                        Bonds (Milford-Whitinsville Hospital), Series D, 6.35%,
                        7/15/12 (c)                                                                     750                849,277
                        ----------------------------------------------------------------------------------------------------------
                        Massachusetts State Health and Educational Facilities Authority Revenue
                        Bonds (Northeastern University), Series R, 5%, 10/01/33                         750                651,983
                        ----------------------------------------------------------------------------------------------------------
                        Massachusetts State Health and Educational Facilities Authority Revenue
                        Bonds (Simmons College), Series F, 5%, 10/01/13 (c)(i)                        1,000              1,097,030
                        ----------------------------------------------------------------------------------------------------------
                        Massachusetts State Health and Educational Facilities Authority Revenue
                        Bonds (Tufts University), 5.375%, 8/15/38                                     1,000                970,330
                        ----------------------------------------------------------------------------------------------------------
                        Massachusetts State Health and Educational Facilities Authority Revenue
                        Bonds (University of Massachusetts), Series C, 5.125%, 10/01/34 (h)(i)          230                199,394
                        ----------------------------------------------------------------------------------------------------------
                        Massachusetts State Health and Educational Facilities Authority Revenue
                        Bonds (Wheaton College), Series D, 6%, 1/01/18                                1,130              1,037,747
                        ----------------------------------------------------------------------------------------------------------
                        Massachusetts State Health and Educational Facilities Authority, Revenue
                        Refunding Bonds (Bay Cove Human Services Issue), Series A, 5.90%, 4/01/28       775                566,874
                        ----------------------------------------------------------------------------------------------------------
                        Massachusetts State Health and Educational Facilities Authority, Revenue
                        Refunding Bonds (Berklee College of Music), Series A, 5%,
                        10/01/37                                                                      1,000                826,910
                        ----------------------------------------------------------------------------------------------------------
                        Massachusetts State Health and Educational Facilities Authority, Revenue
                        Refunding Bonds (Boston College), Series N, 5.125%, 6/01/37                   1,000                915,500
                        ----------------------------------------------------------------------------------------------------------
                        Massachusetts State Health and Educational Facilities Authority, Revenue
                        Refunding Bonds (Caregroup, Inc.), Series E-1, 5%, 7/01/28                      500                355,870
                        ----------------------------------------------------------------------------------------------------------
                        Massachusetts State Health and Educational Facilities Authority, Revenue
                        Refunding Bonds (Christopher House), Series A, 6.875%, 1/01/29                  490                399,007
                        ----------------------------------------------------------------------------------------------------------
                        Massachusetts State Health and Educational Facilities Authority, Revenue
                        Refunding Bonds (Learning Center For Deaf Children),
                        Series C, 6.125%, 7/01/29                                                       495                367,785
                        ----------------------------------------------------------------------------------------------------------
                        Massachusetts State Health and Educational Facilities Authority, Revenue
                        Refunding Bonds (Massachusetts Institute of Technology), Series L, 5%,
                        7/01/23                                                                         500                512,765
                        ----------------------------------------------------------------------------------------------------------
                        Massachusetts State Health and Educational Facilities Authority, Revenue
                        Refunding Bonds (Partners Healthcare System), VRDN, Series
                        D-1, 0.55%, 7/01/35 (j)(k)                                                    1,200              1,200,000
                        ----------------------------------------------------------------------------------------------------------
                        Massachusetts State Health and Educational Facilities Authority, Revenue
                        Refunding Bonds (Valley Regional Health System), Series C,
                        5.75%, 7/01/18 (l)                                                              395                367,145
                        ----------------------------------------------------------------------------------------------------------
                        Massachusetts State Health and Educational Facilities Authority, Revenue
                        Refunding Bonds (Wellesley College), 5%, 7/01/33                              1,500              1,442,460
                        ----------------------------------------------------------------------------------------------------------

The Massachusetts Health & Education Tax-Exempt Trust
Schedule of Investments November 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                       Par
                        Municipal Bonds                                                               (000)               Value
----------------------------------------------------------------------------------------------------------------------------------
                        Massachusetts State Industrial Finance Agency, Health Care Facility
                        Revenue Bonds (Age Institute of Massachusetts Project), 8.05%, 11/01/25      $  695            $   647,754
                        ----------------------------------------------------------------------------------------------------------
                        Massachusetts State Industrial Finance Agency, PCR (General Motors
                        Corporation), 5.55%, 4/01/09                                                  1,000                450,000
                        ----------------------------------------------------------------------------------------------------------
                        Rail Connections, Inc., Massachusetts, Capital Appreciation Revenue
                        Bonds (Route 128 Parking Garage), Series B, 6.53%, 7/01/09 (c)(d)(m)          1,000                498,700
----------------------------------------------------------------------------------------------------------------------------------
                        Total Municipal Bonds - 162.6%                                                                  38,810,708
----------------------------------------------------------------------------------------------------------------------------------
                        Municipal Bonds Transferred to
                        Tender Option Bond Trusts (n)
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 8.0%    Massachusetts State School Building Authority, Dedicated Sales Tax
                        Revenue Bonds, Series A, 5%, 8/15/30 (o)                                      2,010              1,904,894
----------------------------------------------------------------------------------------------------------------------------------
                        Total Municipal Bonds Transferred to
                        Tender Option Bond Trusts - 8.0%                                                                 1,904,894
----------------------------------------------------------------------------------------------------------------------------------
                        Total Investments (Cost - $46,043,517*) - 170.6%                                                40,715,602

                        Other Assets Less Liabilities - 12.6%                                                            3,003,422

                        Liability for Trust Certificates, Including
                        Interest Expense and Fees Payable - (5.7)%                                                      (1,352,462)

                        Preferred Shares, at Redemption Value - (77.5)%                                                (18,506,495)
                                                                                                                       -----------
                        Net Assets Applicable to Common Shares - 100.0%                                                $23,860,067
                                                                                                                       ===========

* The cost and unrealized appreciation (depreciation) of investments as of November 30, 2008, as computed for federal income tax purposes, were as follows:
      Aggregate cost                                             $   44,536,296
                                                                 ==============
      Gross unrealized appreciation                              $      701,035
      Gross unrealized depreciation                                  (5,861,324)
                                                                 --------------
      Net unrealized depreciation                                $   (5,160,289)
                                                                 ==============
(a)   AMBAC Insured.
(b)   XL Capital Insured.
(c) U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)   ACA Insured.
(e)   Radian Insured.
(f)   Assured Guaranty Insured.
(g)   GNMA Collateralized.
(h)   MBIA Insured.
(i)   FGIC Insured.
(j) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(k) Security may have a maturity of more than one year at the time of issuance, but has variable rate and demand features that qualify it as a short-term security.
(l)   Connie Lee Insured.
(m) Represents a zero-coupon bond. Rate shown reflects the effective yield at the time of purchase.
(n) Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(o)   FSA Insured.

The Massachusetts Health & Education Tax-Exempt Trust
Schedule of Investments November 30, 2008 (Unaudited)

o Effective September 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities
            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of November 30, 2008 in determining the fair valuation of the Trust's investments:

--------------------------------------------------------------------------------
Valuation                                                         Investments in
  Inputs                                                            Securities
--------------------------------------------------------------------------------
Level 1                                                                       --
Level 2                                                            $  40,715,602
Level 3                                                                       --
--------------------------------------------------------------------------------
Total                                                              $  40,715,602
                                                                   =============

Item 2 - Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Massachusetts Health & Education Tax-Exempt Trust


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Executive Officer of
    The Massachusetts Health & Education Tax-Exempt Trust

Date: January 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    The Massachusetts Health & Education Tax-Exempt Trust

Date: January 20, 2009


By: /s/ Neal J. Andrews
    -----------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    The Massachusetts Health & Education Tax-Exempt Trust

Date: January 20, 2009